Disaggregated Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Disaggregated Revenue [Abstract]
Schedule of Disaggregated Revenue by Major Categories

The following table shows disaggregated revenue by major categories for the years ended March 31, 2024, 2025 and 2026, respectively:

	Years ended March 31,
	2024		2025		2026
	HK$	%	HK$	%	HK$	US$	%
Construction management and engineering design services	230,970,927	91.7%	357,667,837	94.6%	191,382,877	24,411,081	86.2%
Maintenance services	7,028,760	2.8%	4,888,206	1.3%	—	—	—
WaaS	—	—	391,925	0.1%	1,186,047	151,282	0.5%
Construction consultancy services	—	—	—	—	6,255,000	797,832	2.8%
Asset management services	5,990,000	2.3%	6,990,000	1.8%	396,257	50,543	0.2%
Professional consultancy services	7,990,188	3.2%	8,231,783	2.2%	7,183,907	916,314	3.3%
Rental income of cold storage facility	—	—	—	—	9,817,277	1,252,204	4.4%
Sales of food and agricultural products	—	—	—	—	5,802,965	740,174	2.6%
Total	251,979,875	100.0%	378,169,751	100.0%	222,024,330	28,319,430	100.0%

Schedule of Transaction Price Allocated to Remaining Performance Obligations Expected to be Recognized as Revenue

The following table presents the amount of the transaction price allocated to the remaining performance obligations expected to be recognized as revenue when performance obligations are satisfied:

Years ended March 31,	HK$	US$
2027	81,047,660	10,337,712
2028	17,443,000	2,224,872

Total	98,490,660	12,562,584